Equity Method Investments - Summary Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Revenues	$ 6,627	$ 6,348
Net (loss) earnings	1,338	5,689
Net (loss) earnings attributable to YPL	1,338	5,689
YPL [Member]
Statement [Line Items]
Revenues		551
Gain related to the sale of Refinitiv to LSEG		18,645
Mark-to-market of LSEG shares	(1,354)	(3,895)
Dividend income	202	177
Refinitiv net loss prior to its sale to LSEG		(361)
Net (loss) earnings	(973)	14,566
Remove: Net earnings attributable to non-controlling interests		(11)
Net (loss) earnings attributable to YPL	(973)	14,555
Other comprehensive loss attributable to YPL		(214)
Total comprehensive (loss) income attributable to YPL	(973)	$ 14,341
YPL [Member] | Forward contract [member]
Statement [Line Items]
Income from forward contract	$ 179